Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flows from Operating Activities
Net income	€ 1,146,316		€ 1,466,960	[1]	€ 1,021,820
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	186,620		165,185		151,444
Impairment	3,234		12,272		8,563
Loss on disposal of property, plant and equipment	2,272	[2]	3,368	[2]	2,913	[2]
Share-based payments	18,714		12,430		12,109
Allowance for doubtful receivables	458	[3]	849	[3]	(1,256)
Addition obsolete inventory allowance	130,911		60,300		55,691
Deferred income taxes	(72,374)		63,250		28,053
Changes in assets and liabilities:
Accounts receivable	246,982		267,209		(748,898)
Finance receivables	(225,103)		(37,301)		(20,000)
Inventories	(352,716)	[2]	(276,243)	[2]	(706,233)	[2]
Other assets	19,117		(58,292)		(114,003)
Accrued and other liabilities	(147,691)		589,217		862,919
Accounts payable	(225,083)		(126,234)		350,231
Current income taxes	(28,179)		(72,530)		36,695
Net cash provided by operating activities	703,478		2,070,440		940,048
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(171,878)	[2]	(300,898)	[2]	(128,728)	[2]
Proceeds from sale of property, plant and equipment					3,825	[2]
Purchase of intangible assets	(7,658)
Purchase of available for sale securities	(1,379,997)
Maturity of available for sale securities	449,992
Acquisition of subsidiaries (net of cash acquired)	(10,292)
Net cash used in investing activities	(1,119,833)		(300,898)		(124,903)
Cash Flows from Financing Activities
Dividend paid	(188,892)		(172,645)		(86,960)
Purchase of shares	(535,373)		(700,452)
Net proceeds from issuance of shares	3,907,666	[4]	34,084		31,000
Capital repayment	(3,728,324)	[5],[6]
Deposits from customers			(150,000)		150,000
Repayment of debt	(2,776)		(2,537)		(1,444)
Tax benefit (deficit) from share based payments	2,116		(11)		106
Net cash provided by (used in) financing activities	(545,583)		(991,561)		92,702
Net cash flows	(961,938)		777,981		907,847
Effect of changes in exchange rates on cash	(2,248)		3,967		4,913
Net increase (decrease) in cash and cash equivalents	(964,186)		781,948		912,760
Cash and cash equivalents at beginning of the year	2,731,782		1,949,834		1,037,074
Cash and cash equivalents at end of the year	1,767,596		2,731,782		1,949,834
Supplemental Disclosures of Cash Flow Information:
Interest paid	(37,906)		(35,919)		(35,559)
Taxes paid	€ (109,504)		€ (202,312)		€ (148,915)

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[2]	An amount of EUR 204.8 million (2011: EUR 300.5 million, 2010: EUR 214.1 million) of the additions in property, plant and equipment relates to non- cash transfers from inventory, an amount of EUR 9.6 million relates to other non-cash movements (mainly investments not yet paid and inceptions of finance lease arrangements) and an amount of EUR 222.9 million (2011: EUR 145.3 million, 2010: EUR 110.4 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these consolidated statements of cash flows. For further details see Note 11.
[3]	Addition for the year is recorded in cost of sales.
[4]	The net proceeds from issuance of shares includes an amount of EUR 3,853.9 million related to the share issuances in connection to the Customer Co- Investment Program.
[5]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[6]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.